Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Logistics expenses accruals	¥ 1,989	¥ 9,387
Inventory write-down	5,404	3,702
Promotion expenses accruals	1,270	1,682
Outsourced labor cost	2,620	1,086
Promotion expenses paid but tax invoices not received	186	1,184
Salary and welfare payable	748	3,182
Professional fee accruals	1,307	1,147
Marketing expenses accruals	424	261
Allowance for doubtful accounts	295	167
Other accruals	1,034	583
Net operating loss carry forward	5,452	7,802
Less: valuation allowance	(8,397)	(16,368)
Deferred tax assets, net	¥ 12,332	¥ 13,815